Stock Options (Details) - Schedule of fair value of stock options granted	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of fair value of stock options granted [Abstract]
Risk free interest rate	1.13%	0.38%
Expected term (in years)	5 years	5 years
Dividend yield	0.00%	0.00%
Expected volatility	108.51%	89.01%